Debt Instruments Eligible as Capital (Tables)	12 Months Ended
Dec. 31, 2025
Debt Instruments Eligible As Capital
Schedule of debt instruments eligible to compose capital

Thousand of Reais	Issuance	Maturity	Value (in millions)	Interest Rate (p.a.)	2025	2024
Financial Bills - Tier II (2)	Nov-21	Nov-31	R$5,300	CDI+2%	9,321,771	7,995,673
Financial Bills - Tier II (2)	Dec-21	Dec-31	R$200	CDI+2%	351,467	301,468
Financial Bills - Tier II (2)	Oct-23	Oct-33	R$6,000	CDI+1.6%	8,070,433	6,949,991
Financial Bills - Tier I (2)	Sep-24	No Term (Perpetual)	R$7,600	CDI+1,4%	7,982,784	7,890,652
Financial Bills - Tier I	Dec-25	Dec-35	R$2,363	CDI+0,65%	2,387,482	-
Total					28,113,937	23,137,784
(1)	Financial Letters issued in November 2021, November 2024 and December 2025 have a redemption and repurchase option.
(2)	Financial Letters issued in September 2024 have a redemption and repurchase option, and have interest paid semi-annually, starting on March 5, 2025.

Schedule of changes in debt instruments eligible to compose capital

	2025	2024	2023
Balances at the beginning of the fiscal year	23,137,784	19,626,967	19,641,408
Issuance	2,362,800	7,600,200	6,000,000
Interest payment Tier I (1)	1,162,752	786,823	461,186
Interest payment Tier II (1)	2,521,221	1,736,383	1,464,586
Exchange differences / Others	-	1,051,377	(614,496)
Payments of interest - Tier I and II	(1,070,620)	(132,243)	(713,974)
Repurchase	-	(7,531,723)	(6,507,953)
Balance at the end of the fiscal year	28,113,937	23,137,784	19,626,967
(1)	Interest remuneration related to Tier 1 and Tier 2 Debt Instruments Eligible as Capital was recorded in the period’s results as “Interest and Similar Expenses” (Note 32).